ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balances for the past three years follow:

	December 31,
	2016	2015	2014
	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$7	$5	$17
Total Accumulated Other Comprehensive Income (Loss)	$7	$5	$17

Comprehensive Income (Loss)
The components of OCI for the past three years follow:

	December 31,
	2016	2015	2014
	(In Millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$(1)	$(13)	$11
(Gains) losses reclassified into net earnings (loss) during the year(1)	3	0	7
Change in net unrealized gains (losses) on investments	2	(13)	18
Adjustments for DAC, VOBA and Other	—	1	(9)
Other Comprehensive Income (Loss), net of adjustments and (net of deferred income tax expense (benefit) of $1, $(6) and $(5)	$2	$(12)	$9

(1)	See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $1 million, $0 million and $(3) million for 2016, 2015 and 2014, respectively.